DEAR SHAREHOLDER:

We are pleased to enclose the annual report of operations for the Montana Tax-Free Fund, Inc. ( the "Fund") for the year ended December 31, 2001. The Fund's portfolio and related financial statements are presented within for your review.

Conservative portfolio management has been the approach of management since the inception of the Fund, and 2001 was a year to exercise caution with income securities as well as equities. We are cognizant of the wants and needs of our income-oriented investors and we have guided the portfolio with these objectives in mind. Consistency of strategy has provided our investors with dependable tax-exempt income dividends for the life of the Fund.

On January 3, 2001 the Federal Reserve began its cycle of easing monetary policy that continued throughout the year. All told, the "Fed" lowered short-term interest rates eleven times during the year and reduced the Fed Funds rate by a whopping 4.75%. The bond market reaction to all of this was interesting in that longer-term bonds declined into late May and then began rising into November only to reverse direction and work lower by year-end. Long-term bond investors apparently didn't necessarily embrace the concept of lower Fed Funds driving the bond market straight up, thus the rollercoaster price action. U.S. Treasury bonds did, however, match the peaks set in 1998. Both peaks were followed by reductions in bond prices with many factors put forward to explain the movement, the foremost of which was possible price inflation. We remain vigilant and prepared to deal with such fluctuations.

Economic reports have confirmed that the U.S. economy entered a period of recession in the first half of 2001. We feel that, as a result, investors have come to appreciate bonds more so over the past 24 months as witnessed by lower stock averages and stronger bond markets. It is felt that the recession will be mild and that monetary policy will spur an economic recovery in the next few months. Federal Reserve rate cuts will likely end and the government will need to figure out how to finance the budget deficit that has recently emerged. Risks and opportunities will be anticipated and evaluated as the future unfolds.

During the past year the Fund utilized defensive positions at times designed to provide share prices with downside protection and stability.
U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered price increases in rising bond markets and less price erosion during periods of bond market decline. The Montana Tax-Free Fund Class B shares began the year at $9.75 and finished the year at $9.78 for a total return of 4.62%. Class A shares started the year at $9.75 and finished at $9.81 for a total return of 5.30%. In comparison, the Lehman Brothers Municipal Bond Index turned in 5.13% total return for the year.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality Montana issues. High quality current income exempt from Federal and Montana income tax remain the primary objectives of the Fund.



Sincerely,




Monte L. Avery                             Robert E. Walstad
Chief Portfolio Strategist                 President



                     INDEPENDENT AUDITOR'S REPORT
                     -----------------------------

To the Shareholders and Board of Directors of Montana Tax-Free Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Montana Tax-Free Fund, Inc. (the Fund), including the schedule of investments, as of December 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Montana Tax-Free Fund, Inc. as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets, and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota   USA
February 05, 2002



PORTFOLIO QUALITY RATINGS
-------------------------
[pie chart]
(Based on Total Long-Term Investments)
AAA                           45.2%
AA                            13.5%
A                             20.3%
BBB                           10.8%
NR                            10.2%


Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by ND Money Management, Inc., the investment adviser.

These percentages are subject to change.

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              -----------------------------
                                           For periods ending December 31, 2001
                                           ------------------------------------
                                                                                    Since Inception
Class B Shares                1 year            5 year            10 year          (August 12, 1993)
----------------------------------------------------------------------------------------------------
Without CDSC                   4.62%             4.11%             *N/A                 4.70%
With CDSC (4% max)             0.62%             4.11%              N/A                 4.70%
----------------------------------------------------------------------------------------------------

                                           For periods ending December 31, 2001
                                           -----------------------------------
                                                                                    Since Inception
Class A Shares                1 year             5 year          10 year           (January 7, 2000)
----------------------------------------------------------------------------------------------------
Without Sales Charge          5.30%               N/A               N/A                7.56%
With Sales Charge (4.25%)     0.82%               N/A               N/A                5.24%
----------------------------------------------------------------------------------------------------

* Class B shares are automatically converted to Class A shares after 8 years.


                               COMPARATIVE INDEX GRAPH
                              --------------------------

Comparison of change in value of a $10,000 investment in the Montana Tax-Free Fund and the Lehman Brothers Municipal Bond Index
------------------------------------------------------------------------------
[line graph]

                                 Class B Shares
                                 --------------
                     Montana Tax-                Lehman Brothers
                      Free Fund                   Municipal Bond
                       w/o CDSC                        Index
                     ------------                 ---------------
08/12/1993             $10,000                        $10,000
1993                   $10,268                        $10,363
1994                   $10,093                        $ 9,827
1995                   $11,390                        $11,543
1996                   $12,019                        $12,055
1997                   $12,736                        $13,164
1998                   $13,201                        $14,018
1999                   $12,896                        $13,7287
2000                   $14,052                        $15,333
2001                   $14,701                        $16,120

                                                  Class A Shares
                                                  --------------
                      Montana Tax-                  Montana Tax-              Lehman Brothers
                     Free Fund w/o                Free Fund w/max             Municipal Bond
                     Sales Charge                  Sales Charge                    Index
                     -------------                ---------------             ---------------
01/07/2000             $10,000                        $ 9,575                     $10,000
2000                   $10,975                        $10,509                     $11,169
2001                   $11,556                        $11,065                     $11,743

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Montana municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All
Fund and benchmark returns include reinvested dividends. The Fund's share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


DIRECTOR INFORMATION
                                            POSITION(S)
NAME AND ADDRESS                AGE      HELD WITH EACH FUND             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS1
--------------------------------------------------------------------------------------------------------------------------
Lynn W. Aas2                     80           Director                    Retired; Attorney; Director, Integrity Fund of
904 NW 27th                                                                Funds, Inc., Integrity Small-Cap Fund of Funds,
Minot, North Dakota  58701                                                Inc. (since September 1998), ND Tax-Free Fund,
                                                                          Inc., Montana Tax-Free Fund, Inc., South Dakota
                                                                          Tax-Free Fund, Inc., ND Insured Income Fund,
                                                                          Inc. (December 1994 to August 1999); Trustee,
                                                                          Ranson Managed Portfolios; Director, First
                                                                          Western Bank & Trust.
Orlin W. Backes3                 66           Director                    Attorney, McGee, Hankla, Backes & Dobrovolny,
15 2nd Ave. SW, Suite 305                                                 P.C.; Director, ND Insured Income Fund, Inc.
Minot, North Dakota  58701                                                (March 1995 to August 1999), ND Tax-Free Fund,
                                                                          Inc., Montana Tax-Free Fund, Inc., South Dakota
                                                                          Tax-Free Fund, Inc., Integrity Fund of Funds,
                                                                          Inc., and Integrity Small-Cap Fund of Funds,
                                                                          Inc. (since September 1998); Trustee, Ranson
                                                                          Managed Portfolios; Director, First Western Bank
                                                                          & Trust.
R. James Maxson4                 54           Director                    Attorney, McGee, Hankla, Backes & Dobrovolny,
15 2nd Ave. SW, Suite 305                                                 P.C. (since April  2000); Attorney, Farhart,
Minot, North Dakota  58701                                                Lian and Maxson, P.C. (March 1976 to March
                                                                          2000); Director, ND Tax-Free Fund, Inc. (since
                                                                          January 1999), Montana Tax-Free Fund, Inc.
                                                                          (since January 1999), South Dakota Tax-Free
                                                                          Fund, Inc. (since January 1999), Integrity Fund
                                                                          of Funds, Inc. (since January 1999), and
                                                                          Integrity Small-Cap Fund of Funds, Inc. (since
                                                                          January 1999); Trustee, Ranson Managed
                                                                          Portfolios (since January 1999).
Peter A. Quist5                  67           Director                    Attorney; Director and Vice President, ND
1 North Main                               Vice-President                 Holdings, Inc.; Director, Vice President, and
Minot, North Dakota  58703                  Secretary                     Secretary, ND Money Management, Inc., ND
                                                                          Capital, Inc., ND Resources, Inc., ND Insured
                                                                          Income Fund, Inc. (November 1990 to
                                                                          August 1999), ND Tax-Free Fund, Inc., Montana
                                                                          Tax-Free Fund, Inc., South Dakota Tax-Free Fund,
                                                                          Inc., Integrity Fund of Funds, Inc., and
                                                                          Integrity Small-Cap Fund of Funds, Inc. (since
                                                                          September 1998), The Ranson Company, Inc.
                                                                          (January 1996 to February 1997), and Ranson
                                                                          Capital Corporation; Vice President and
                                                                          Secretary, Ranson Managed Portfolios; Director,
                                                                          ARM Securities Corporation (since May 2000).
Robert E. Walstad6               57           Director                    President (May 1988 to September 2001), Director
1 North Main                                  President                   (since May 1988), and CEO, ND Holdings, Inc.;
Minot, North Dakota  58703                    Treasurer                   Director, President, and Treasurer, ND Money
                                                                          Management, Inc., ND Capital, Inc., ND
                                                                          Resources, Inc., ND Insured Income Fund, Inc.
                                                                          (November 1990 to August 1999), Integrity Fund
                                                                          of Funds, Inc., Integrity Small-Cap Fund of
                                                                          Funds, Inc. (since September 1998), ND Tax-Free
                                                                          Fund, Inc., Montana Tax-Free Fund, Inc., South
                                                                          Dakota Tax-Free Fund, Inc.; Trustee, Chairman,
                                                                          President, and Treasurer, Ranson Managed
                                                                          Portfolios; Director, President, CEO, and
                                                                          Treasurer, The Ranson Company, Inc.
                                                                          (January 1996 to February 1997), and Ranson
                                                                          Capital Corporation; President (October 1999 to
                                                                          October 2001), Director (since October 1999),
                                                                          Magic Internet Services, Inc.; President (May
                                                                          2000 to November 2001), Director (since May
                                                                          2000), CEO, ARM Securities Corporation.

__________________________
1 Except as otherwise indicated, each individual has held the office(s) shown for the past five years. Messrs. Aas, Backes, and Walstad were elected to the Board of Trustees of Ranson Managed Portfolios at a joint special meeting of the shareholders of The Kansas Municipal Fund Series, The Kansas Insured Municipal Fund - Limited Maturity (subsequently renamed "The Kansas Insured Intermediate Fund") Series, and The Nebraska Municipal Fund Series of Ranson Managed Portfolios held on December 11, 1995, but did not assume office until January 5, 1996.
2 Mr. Aas was elected to the board of directors of the Fund on August 19, 1994.
3 Mr. Backes was elected to the board of directors of ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. and Integrity Fund of Funds, Inc. in April 1995.
4 Mr. R. James Maxson was elected to the board of directors of ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc., and the board of trustees for the four series of Ranson Managed
    Portfolios on December 4, 1998, effective January 1, 1999.
5 Mr. Quist was elected to the board of South Dakota Tax-Free Fund, Inc. on April 7, 1995, and has served as the vice president and secretary of such fund since its inception.
6. Mr. Walstad has served as a director and as the president and treasurer of the Fund since its inception.

The SAI has additional information about the fund's directors and is available at 1(800) 601-5593 without charge upon request.


SCHEDULE OF INVESTMENTS December 31, 2001

NAME OF ISSUER
                                                           Rating
Percentages represent the market value of each           (Unaudited)    Coupon                   Principal       Market
investment category to total net assets                  Moody's/S&P     Rate     Maturity        Amount         Value
-------------------------------------------------------------------------------------------------------------------------
MONTANA MUNICIPAL BONDS (94.4%)

Anaconda-Deer River Cty., MT (Arco) Solid
Waste Facs. Rev..........................................     A/AA+      6.375%   10/01/16   $   1,500,000  $   1,629,300
Billings, MT (West Park Village) Multifamily
Hsg. Devl. Ref...........................................   Aaa/AAA      5.550    12/01/32       2,500,000      2,525,800
Billings, MT Tax Increment Urban Renewal Ref............. Baa-3/NR       7.100    03/01/08         650,000        670,442
Broadwater Cty., MT School Dist. #001 (Townsend) G.O.....   Aaa/AAA      5.150    07/01/20         320,000        327,197
Broadwater Cty., MT School Dist. #001 (Townsend) G.O.....   Aaa/AAA      5.200    07/01/21         270,000        277,698
Columbia Falls, MT School Dist. #6 (Flathead Cty.)
G.O. FSA.................................................   Aaa/AAA      5.700    07/01/20         815,000        869,792
Forsyth, MT (Montana Power) Pollution Control Rev. MBIA..   Aaa/AAA      5.900    12/01/23         600,000        635,340
*Forsyth, MT (Montana Power) Pollution
Control Rev. MBIA........................................   Aaa/AAA      6.125    05/01/23       1,410,000      1,556,245
Forsyth, MT (Montana Power) Pollution Control Rev. Ref... Baa-1/A-       6.125    05/01/23       1,315,000      1,362,393
Forsyth, MT (Montana Power) Pollution Control Rev. Ref... Baa-1/A-       5.900    12/01/23         300,000        309,924
#Forsyth, MT (Montana Power) Pollution Control Rev. Ref..   Aaa/AAA      6.125    05/01/23       4,250,000      4,680,440
Forsyth, MT (Montana Power) Pollution Control Rev. Ref...   Aaa/AAA      5.900    12/01/23         540,000        571,806
*Forsyth, MT (Puget Sound) Pollution Control Rev. AMBAC..   Aaa/AAA      7.050    08/01/21         750,000        765,000
*Forsyth, MT (Puget Sound) Pollution Control Rev. AMBAC..   Aaa/AAA      6.800    03/01/22         565,000        607,940
Forsyth, MT (Puget Sound) Pollution Control Rev. MBIA....   Aaa/AAA      5.875    04/01/20         540,000        569,786
*Great Falls, MT Water & Sewerage Rev. FGIC..............   Aaa/AAA      6.400    08/01/12         300,000        320,544
Hamilton, MT (Valley View Estates) Nursing Home Rev......    NR/NR       7.250    05/01/26         250,000        257,977
Kalispell, MT Flathead Municipal Airport Auth.
(Glacier Park)...........................................    NR/NR       6.300    06/01/17       2,190,000      2,277,534
Lewis & Clark Cty., MT (Asarco Project)
Environmental Rev........................................    NR/NR       5.600    01/01/27       2,300,000      1,466,250
Lewis & Clark Cty., MT (Asarco Project)
Environmental Rev........................................    NR/NR       5.850    10/01/33         500,000        318,750
Lewis & Clark Cty., MT Solid Waste Facs. Rev.............   A-3/NR       6.100    10/01/14         250,000        274,950
Lewistown, MT Water Syst. Rev............................    NR/NR       5.700    07/01/15         435,000        463,849
Lewistown, MT Water Syst. Rev............................    NR/NR       5.700    07/01/16         460,000        492,186
Missoula Cty, MT School Dist. #001 (Missoula) G.O........   A-1/NR       5.000    07/01/21         500,000        503,415
Montana ST (Long Range Bldg) G.O.........................  Aa-3/AA-      5.000    08/01/17         100,000        104,371
Montana ST (Long Range Bldg) G.O.........................  Aa-3/AA-      5.000    08/01/20         250,000        252,690
Montana ST (Water Pollution Control) Revolving
Fund Program.............................................  Aa-3/AA-      5.600    07/15/20         170,000        181,878
Montana ST (Water Pollution Control) Revolving
Fund Program.............................................  Aa-3/AA-      5.600    07/15/20         240,000        256,769
Montana ST Board of Regents University of MT MBIA........   Aaa/AAA      5.750    05/15/24         200,000        217,092
MT Board of Hsg., Multifamily Mrtge. FHA.................  Aa-1/NR       6.150    08/01/26         450,000        473,148
MT Board of Hsg., Single Family Mrtge....................    Aa/AA+      6.150    06/01/30         625,000        655,769
MT Board of Hsg., Single Family Program..................  Aa-1/AA+      6.400    12/01/35         455,000        484,671
MT Board of Hsg., Single Family Program..................  Aa-1/AA+      6.400    12/01/27         285,000        304,602
MT Board of Hsg., Single Family Program..................    Aa/AA+      5.950    12/01/27         290,000        305,037
MT Board of Hsg., Single Family Program..................    Aa/AA+      6.500    12/01/32         150,000        159,279
MT Board of Hsg., Single Family Program..................    Aa/AA+      6.300    06/01/08          65,000         68,466
MT Board of Hsg., Single Family Program..................    Aa/AA+      5.600    12/01/23         250,000        255,795
MT Board of Hsg., Single Family Program..................  Aa-1/AA+      5.450    06/01/27         490,000        491,034
*MT Board of Hsg., Single Family Program.................  Aa-1/AA+      6.250    12/01/17       1,400,000      1,495,928
*MT Board of Hsg., Single Family Program.................  Aa-1/AA+      6.350    06/01/27         705,000        743,176
MT Board of Invmts.  (Workers Compensation) Ref..........   Aaa/AAA      6.875    06/01/20         105,000        115,028
MT Fin. Auth. Hlth Care Rev. Master Loan Prog. -
Cmmty. Med. Ctr..........................................   A-3/NR       5.100    12/01/18         250,000        247,865
MT Fin. Auth. Hlth. Care Rev. Master Loan Prog. -
Cmnty. Med. Ctr..........................................   A-3/NR       5.125    12/01/19         250,000        247,785
MT Fin. Auth. Hlth. Care Rev. Master Loan Prog. -
Cmnty. Med. Ctr..........................................   A-3/NR       5.150    12/01/20         250,000        247,865
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. -
Cmnty. Med. Ctr..........................................   A-3/NR       5.200    12/01/21         250,000        247,518
MT Hgr. Educ. Student Assistance Corp. Rev...............     A/NR       5.500    12/01/31       1,435,000      1,422,659
MT Hgr. Educ. Student Assistance Corp. Rev...............     A/NR       6.400    12/01/32       1,250,000      1,347,675
MT Hlth. Facs. Auth. (Alternatives Inc.)
Prerelease Ctr. Rev......................................    NR/BBB+     5.600    10/01/17         750,000        773,137
MT Hlth. Facs. Auth. (Big Horn Hosp. - Hardin) Rev.......     A/NR       5.100    02/01/18         300,000        296,310
MT Hlth. Facs. Auth. (Billings Clinic Deaconess)
Rev. AMBAC...............................................   Aaa/AAA      5.250    02/15/20       1,200,000      1,222,116
MT Hlth. Facs. Auth. (Boyd Andrew Prj.)
Pre Release Center.......................................    NR/BBB+     6.300    10/01/20         795,000        839,599
MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref........    NR/A+       5.750    06/01/08         100,000        101,950
MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref........    NR/A+       5.000    06/01/18       1,500,000      1,480,635
MT Hlth. Facs. Auth. (Kalispell Reg. Hosp.) AMBAC........   Aaa/AAA      5.000    07/01/16       2,250,000      2,303,662
MT Hlth. Facs. Auth. (Lewis & Clark Nursing Home) Rev....     A/NR       5.100    02/01/18         350,000        344,946
MT Hlth. Facs. Auth. (Lewis & Clark Office Proj.) Rev....     A/NR       5.100    02/01/18         150,000        147,834
MT Hlth. Facs. Auth. (Marcus Daly Memorial) Rev..........     A/NR       6.000    08/01/20       1,400,000      1,500,338
MT Hlth. Facs. Auth. (Master Loan Program) Rev...........     A/NR       6.400    10/01/14         450,000        494,289
MT Hlth. Facs. Auth. (Missoula Community Medl. Ctr.) Rev.    NR/BBB-     6.375    06/01/18       2,830,000      2,948,407
MT Hlth. Facs. Auth. (Northern MT Care Ctr.-Havre) Rev... Baa-3/NR       6.350    09/01/15       1,000,000      1,045,350
MT Hlth. Facs. Auth. (Providence Services) MBIA..........   Aaa/AAA      5.375    12/01/25       2,800,000      2,864,008
MT Hlth. Facs. Auth. (Providence Services) MBIA..........   Aaa/AAA      5.450    12/01/26         100,000        102,725
MT Hlth. Facs. Auth. (Sisters of Charity) Rev. MBIA......   Aaa/AAA      5.000    12/01/24       1,870,000      1,837,032
MT Hlth. Facs. Auth. (State Hospital) Hlth.
Care Rev. AMBAC..........................................   Aaa/NR       5.000    06/01/22       1,000,000        978,810
MT Hlth. Facs. Auth. (Toole Cty, Marias
Heritage Project) .......................................    NR/NR       6.375    11/01/22         200,000        186,286
MT Hlth. Facs. Auth. (Toole Cty, Marias
Heritage Project) .......................................    NR/NR       6.500    11/01/27         285,000        262,818
MT State Hlth. Facs. Auth. (MT Devl. Ctr.) Rev...........     A/NR       6.300    06/01/14         500,000        546,780
MT State Hlth. Facs. Auth. (MT Devl. Ctr.) Rev...........     A/NR       6.400    06/01/19         930,000        994,412
*MT State Univ. Rev. MBIA................................   Aaa/AAA      5.625    11/15/25       1,000,000      1,057,040
MT State Univ. Rev. MBIA.................................   Aaa/AAA      5.375    11/15/21         500,000        517,650
Phillips Cty., MT Eastern School Dist.
#14 School Bldg. G.O.....................................   Aaa/AAA      5.600    07/01/15         145,000        157,099
Phillips Cty., MT Eastern School Dist.
#14 School Bldg. G.O.....................................   Aaa/AAA      5.600    07/01/16         155,000        166,667
Phillips Cty., MT Eastern School Dist.
#14 School Bldg. G.O.....................................   Aaa/AAA      5.600    07/01/17         165,000        176,694
Phillips Cty., MT H School Dist.
#A School Bldg. G.O. MBIA................................   Aaa/AAA      5.600    07/01/15         290,000        309,424
*Richland Cty., MT (MDU) Pollution Control Rev. FGIC.....   Aaa/AAA      6.650    06/01/22         600,000        655,164
                                                                                                             ------------

TOTAL MONTANA MUNICIPAL BONDS (COST: $57,343,785) ...........................................................$ 58,371,840
                                                                                                             ------------
SHORT-TERM SECURITIES (4.9%)
Wells Fargo National Tax-Free Money Market...................................................................$    875,167
Dreyfus Tax Exempt Cash Management No. 2.....................................................................   2,129,655
                                                                                                             ------------
TOTAL SHORT-TERM SECURITIES (COST: $3,004,822) ..............................................................$  3,004,822
                                                                                                             ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $60,348,607) .........................................................$ 61,376,662
OTHER ASSETS LESS LIABILITIES................................................................................     430,154
                                                                                                             ------------
NET ASSETS...................................................................................................$ 61,806,816
                                                                                                             ============

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS December 31, 2001
---------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
------------------------------------
ASSETS
     Investments in securities, at value (cost: $60,348,607) .......$  61,376,662
     Accrued dividends receivable...................................        3,407
     Accrued interest receivable....................................      719,544
     Receivable for fund shares sold................................       33,718
     Prepaid expenses...............................................        3,157
                                                                    -------------
        Total Assets................................................$  62,136,488
                                                                    -------------

LIABILITIES
     Payable for fund shares redeemed...............................$      46,935
     Dividends payable..............................................      206,741
     Accrued expenses...............................................       69,830
     Bank overdraft.................................................        6,166
                                                                    -------------
        Total Liabilities...........................................$     329,672
                                                                    -------------

NET ASSETS..........................................................$  61,806,816
                                                                    =============

NET ASSETS ARE REPRESENTED BY:
     Capital stock outstanding, at par..............................$       6,317
     Additional paid-in capital.....................................   62,612,407
     Accumulated undistributed net realized gain (loss)
     on investments.................................................   (1,839,963)
     Unrealized appreciation on investments ........................    1,028,055
                                                                    -------------
          Total amount representing net assets applicable to
          6,316,999 outstanding shares of $.001 par value
          common stock (200,000,000 shares authorized) .............$  61,806,816
                                                                    =============
Net asset value per share...........................................$        9.78
                                                                    =============



NET ASSETS CONSIST OF:
     Class A........................................................$   3,536,964
     Class B........................................................$  58,269,852
                                                                    -------------
          Total Net Assets..........................................$  61,806,816
---------------------------------------------------------------------------------
SHARES OUTSTANDING:
     Class A........................................................      360,485
     Class B........................................................    5,956,514
---------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
     Class A .......................................................$        9.81
     Class A - offering price (based on sales charge of 4.25%)......$       10.25
     Class B........................................................$        9.78
----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended December 31, 2001
------------------------------------
INVESTMENT INCOME
    Interest........................................................$   3,263,600
    Dividends.......................................................       28,359
                                                                    -------------
         Total Investment Income....................................$   3,291,959
                                                                    -------------
EXPENSES
    Investment advisory fees........................................$     359,455
    Distribution (12b-1 fees) - Class A.............................        2,959
    Distribution (12b-1 fees) - Class B.............................      440,443
    Custodian fees..................................................        8,940
    Transfer agent fees.............................................       71,009
    Accounting service fees.........................................       53,086
    Professional fees...............................................       11,775
    Reports to shareholders.........................................        4,017
    Directors fees..................................................        4,623
    Transfer agent out-of-pockets...................................        5,692
    License, fees, and registrations................................        3,901
    Insurance expense...............................................        4,337
                                                                    -------------
        Total expenses..............................................$     970,237
    Less expenses waived or absorbed by the Fund's manager..........     (195,577)
        Total Net Expenses..........................................$     774,660
                                                                    -------------
NET INVESTMENT INCOME...............................................$   2,517,299
                                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions........................................$      72,820
     Futures transactions...........................................       17,364
     Net change in unrealized appreciation (depreciation) of:
     Investments ...................................................      121,172
                                                                    -------------
        Net Realized and Unrealized Gain (Loss) on Investments
        and Futures ................................................$     211,356
                                                                    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....$   2,728,655
                                                                    =============

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS December 31, 2001
--------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2001 and the year ended December 29, 2000
-------------------------------------------------------------------------
                                                                                  For The                For The
                                                                                 Year Ended             Year Ended
                                                                               December 31, 2001    December 29, 2000
                                                                              ----------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income...................................................  $   2,517,299          $   2,612,711
    Net realized gain (loss) on investment and futures transactions.........         90,184               (983,415)
    Net change in unrealized appreciation (depreciation) on investments
    and futures.............................................................        121,172              3,309,436
                                                                            --------------------------------------
            Net Increase (Decrease) in Net Assets Resulting
            From Operations.................................................  $   2,728,655          $   4,938,732
                                                                            --------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income:
        Class A ($.45 and $.46, respectively) ..............................  $     (52,461)         $      (2,254)
        Class B ($.41 and $.42, respectively) ..............................     (2,464,599)            (2,610,457)
    Return of capital distributions:
        Class A ($.00 and $.00, respectively) ..............................              0                      0
        Class B ($.00 and $.00, respectively) ..............................              0                      0
    Distributions from net realized gain on investment
    And futures transactions:
        Class A.............................................................              0                      0
        Class B.............................................................              0                      0
                                                                            --------------------------------------
            Total Dividends and Distributions...............................  $  (2,517,060)         $  (2,612,711)
                                                                            --------------------------------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares:
        Class A.............................................................  $   1,793,359          $     162,404
        Class B.............................................................      6,185,572              3,350,956
    Proceeds from reinvested dividends:
        Class A.............................................................         22,936                  1,602
        Class B.............................................................      1,601,992              1,751,802
    Cost of shares redeemed:
        Class A.............................................................       (101,599)               (61,215)
        Class B.............................................................     (6,305,130)            (9,625,509)
    Exchanges to/from related fund classes:
        Class A.............................................................      1,725,051                      0
        Class B.............................................................     (1,725,051)                     0
                                                                            --------------------------------------
            Net Increase (Decrease) in Net Assets Resulting From Capital
            Share Transactions..............................................  $   3,197,130             (4,419,960)
                                                                            --------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................................  $   3,408,725          $  (2,093,939)

NET ASSETS, BEGINNING OF PERIOD.............................................     58,398,091             60,492,030
                                                                            --------------------------------------
NET ASSETS, END OF PERIOD...................................................  $  61,806,816          $  58,398,091
                                                                            ======================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS  December 31, 2001
------------------------------------------------

Note 1.   ORGANIZATION
          Montana Tax-Free Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on April 15, 1993, and commenced operations on August 12, 1993. The Fund's objective is to provide as high a level of current income exempt from federal and Montana income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of Montana tax-exempt securities.

          All shares existing prior to January 7, 2000, the commencement date of Class A shares, were classified as Class B shares. Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a Contingent Deferred Sales Charge that decreases depending on how long the shares have been held. Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required. Class B shares automatically convert to A shares at the end of the month following the eighth anniversary of issuance.

Note 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by ND Money Management Inc. The matrix system has been developed based on procedures approved by the Board of Directors and includes consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at December 31, 2001, a net capital loss carryforward totaling $1,844,913, which may be used to offset capital gains realized during subsequent years through December 31, 2008. Of the ordinary income distributions declared for the year ended December 31, 2001, 99% was exempt from federal income taxes.

          MULTIPLE CLASS ALLOCATIONS - The Fund simultaneously uses the settled shares method to allocate income and fundwide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended December 31, 2001, distribution fees were the only class-specific expenses.

          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the relative value of the shares of each class.

          PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On
          January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to January 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $4,949 for the Fund.
          For the year ended December 31, 2001, the effect of the change for the Fund was insignificant to net investment income, net realized gain/loss on investments, and net unrealized gain/loss on investments for both A and B shares. This change had no effect on the funds' net assets or total return.


          OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

          Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.


          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.   CAPITAL SHARE TRANSACTIONS
          As of December 31, 2001, there were 200,000,000 shares of $.001 par value authorized; 6,316,999 and 5,990,916 shares were outstanding at December 31, 2001 and December 29, 2000, respectively.

Transactions in capital shares were as follows:

                                               Class A Shares                                   Class B Shares
                                               --------------                                   --------------
                                        For The       For The Period Since Inception      For The           For The
                                      Year Ended         (January 7, 2000) Thru         Year Ended         Year Ended
                                   December 31, 2001        December 29, 2000       December 31, 2001   December 29, 2000
                                   --------------------------------------------------------------------------------------
Shares sold........................     182,994                    17,209                 633,777            356,279
Shares issued on reinvestment
of dividends.......................       2,337                       171                 164,330            187,152
Shares redeemed....................     (10,294)                   (6,655)               (646,528)        (1,028,074)
Shares exchanged to Class A........           0                         0                (175,256)                 0
Shares exchanged from Class B......     174,723                         0                       0                  0
                                   --------------------------------------------------------------------------------------
Net increase (decrease) ...........     349,760                    10,725                 (23,677)          (484,643)
                                   ======================================================================================

Note 4.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
          ND Money Management, Inc., the Fund's investment adviser; ND Capital, Inc., the Fund's underwriter; and ND Resources, Inc., the Fund's transfer and accounting services agent; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

          The Fund has engaged ND Money Management, Inc. to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $359,436 of investment advisory fees after partial waiver for the year ended December 31, 2001. The Fund has a payable to ND Money Management, Inc. of $30,754 at December 31, 2001 for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

          ND Capital, Inc. ("Capital") serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class B presently pays an annual distribution fee of up to 0.75% of the average daily net assets of the class. Class A presently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

          During the year ended December 31, 2001, amounts paid or accrued to ND Capital and fees waived, if any, pursuant to Class A and Class B Distribution Plans were as follows:

                       12b-1 Fees Charged           12b-1 Fees Waived
                       ------------------           -----------------
Class A Shares                2,959                       (2,008)
Class B Shares              440,443                     (193,549)

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the year ended December 31, 2001, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next
          $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $71,009 of transfer agency fees for the year ended December 31, 2001. The Fund has a payable to ND Resources, Inc. of $6,020 at December 31, 2001, for transfer agency fees.
          ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $53,086 of accounting service fees for the year ended December 31, 2001. The Fund has a payable to ND Resources, Inc. of $4,470 at December 31, 2001, for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $9,639,032 and $7,154,146, respectively, for the year ended December 31, 2001.

Note 6.   INVESTMENT IN SECURITIES
          At December 31, 2001, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $60,348,607. The net unrealized appreciation of investments based on the cost was $1,028,055, which is comprised of $2,263,881 aggregate gross unrealized appreciation and $1,235,826 aggregate gross unrealized depreciation.



FINANCIAL STATEMENTS December 31, 2001
--------------------------------------
Selected per share data and ratios for the period indicated

CLASS A SHARES
--------------
                                                                                       For The Period
                                                               For The                Since Inception
                                                             Year Ended              (January 7, 2000)
                                                           December 31, 2001     Thru December 29, 2000
                                                           --------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................     $   9.75                   $   9.33
                                                           --------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income.................................     $    .45                   $    .46
     Net realized and unrealized gain (loss)
     on investment and futures transactions................          .06                        .42
                                                           --------------------------------------------
         Total Income (Loss) From
         Investment Operations.............................     $    .51                   $    .88
                                                           --------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income..................     $   (.45)                  $   (.46)
     Return of capital distributions.......................          .00                        .00
     Distributions from net realized gains.................          .00                        .00
                                                           -------------------------------------------
         Total Distributions...............................     $   (.45)                  $   (.46)
                                                           -------------------------------------------
NET ASSET VALUE, END OF PERIOD.............................     $   9.81                   $   9.75
                                                           ===========================================
TOTAL RETURN...............................................         5.30%(A)                   9.75%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands) .............     $  3,537                   $  105
     Ratio of net expenses (after expense
     assumption) to average net assets.....................         0.94%(B)                   0.93%(B)
     Ratio of net investment income to
     average net assets....................................         4.39%                      4.69%
     Portfolio turnover rate...............................        12.33%                      7.05%

(A)  Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. assumed/waived expenses of $2,028 and $86, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.11% and 1.11%, respectively.


The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS December 31, 2001
--------------------------------------
Selected per share data and ratios for the period indicated

Class B Shares
--------------
                                                         For The      For The      For The      For The      For The
                                                        Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                         December     December     December     December     December
                                                         31, 2001     29, 2000     31, 1999     31, 1998     31, 1997
                                                       -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD................... $  9.75      $  9.36      $ 10.05      $ 10.16       $ 10.07
                                                       -------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income............................. $   .41      $   .42      $   .42      $   .42       $   .46
     Net realized and unrealized gain (loss)
     on investment and futures transactions............     .03          .39         (.64)        (.06)          .13
                                                       -------------------------------------------------------------------
         Total Income (Loss) From
         Investment Operations......................... $   .44      $   .81      $  (.22)     $   .36       $   .59
                                                       -------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income.............. $  (.41)     $  (.42)     $  (.42)     $  (.42)      $  (.46)
     Return of capital distributions...................     .00          .00         (.05)        (.05)         (.04)
     Distributions from net realized gains.............     .00          .00          .00          .00           .00
                                                       -------------------------------------------------------------------
         Total Distributions........................... $  (.41)     $  (.42)     $  (.47)     $  (.47)      $  (.50)
                                                       -------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......................... $  9.78      $  9.75      $  9.36      $ 10.05       $ 10.16
                                                       ===================================================================
TOTAL RETURN...........................................    4.62%(A)     8.97%(A)    (2.32%)(A)    3.66%(A)      5.96%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands) ......... $  58,270    $  58,294    $  60,492    $  58,879     $  47,749
     Ratio of net expenses (after expense
     assumption) to average net assets.................    1.30%(B)     1.30%(B)     1.30%(B)     1.30%(B)      1.17%(B)
     Ratio of net investment income to
     average net assets................................    4.21%        4.52%        4.26%        4.18%         4.51%
     Portfolio turnover rate	...........................   12.33%        7.05%        8.94%        3.65%         7.91%

(A)  Excludes contingent deferred sales charge of 4%.
(B) During the periods indicated above, ND Holdings, Inc. assumed/waived expenses of $193,549, $195,053, $204,163, $177,054, and $60,969,
     respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been, 1.63%, 1.63%, 1.63%, 1.63%, and 1.32%, respectively.

The accompanying notes are an integral part of these financial statements.